Corporate income taxes	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Corporate income taxes
20.	Corporate income taxes
Tax Assessments
The Bank received reassessments totaling $1,555 million
(October 31, 2023 – $1,555 million)
of tax and interest as a result of the Canada Revenue Agency (CRA) denying the tax deductibility of certain Canadian dividends received during the 2011-2018 taxation years. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by tax rules introduced in 2015 and 2018. The Bank has filed a Notice of Appeal with the Tax Court of Canada against the federal reassessment in respect of its 2011 taxation year. In addition, a subsidiary of the Bank received reassessments on the same matter in respect of its 2018 taxation year totaling $2 million of tax and interest.
A subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014-2018 taxation years totaling $551 million
(October 31, 2023 – $551 million)
of tax, penalties and interest. The subsidiary has filed a Notice of Appeal with the Tax Court of Canada against the federal assessment in respect of its 2014-2018 taxation years.
In respect of both matters, the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.
Canadian Federal Tax Measures
On November 30, 2023, the Federal Government introduced Bill C-59, the Fall Economic Statement Implementation Act, 2023 (Bill C-59) in the House of Commons. Bill C-59 includes legislation on equity repurchases by publicly listed companies, partnerships
and
trusts, amendments to the General Anti-Avoidance Rule (GAAR), revisions to the excessive interest and financing expenses limitation (EIFEL) rules, and the denial of the dividend received deduction for financial institutions on Canadian shares that are mark-to-market property.
Global Minimum Tax
The Organisation for Economic Co-operation and Development (OECD) published Pillar Two model rules in December 2021 as part of its efforts toward international tax reform. The rules aim to have large multinational enterprises pay a minimum effective tax of
15% in each jurisdiction they operate. OECD member countries are in the process of developing domestic tax legislation to implement the rules.
On May 23, 2023, the IASB issued amendments to IAS 12
Income Taxes
introducing a temporary mandatory exception from the recognition and disclosure of deferred taxes related to the implementation of Pillar Two Global Minimum Tax (GMT) rules.

The Bank has applied the deferred tax exception and continues to monitor the progress of relevant legislation globally. Effective November 1, 2023 for the Bank, disclosures related to Pillar Two exposures are required for current taxes related to effective rules and impacts from enacted legislation not yet in effect. The Bank is assessing the impact of presently enacted or substantively enacted legislation in applicable jurisdictions, which is not yet reasonably estimable. Based on our current assessment, there are a limited number of jurisdictions where the transitional safe harbour does not apply. For the jurisdictions that the Bank cannot rely on the transitional safe harbour, the Bank is working on detailed calculations in accordance with the GMT rules. For Canada, it is anticipated that the GMT rules, once enacted, will be applicable to the Bank commencing fiscal 2025.